UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number: 811-09018

                       AMERICAN BEACON MILEAGE FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2005

                  Date of reporting period: July 1, 2004 - June 30, 2005

ITEM 1. PROXY VOTING RECORD.

===============================================================================
                  AMERICAN BEACON MONEY MARKET MILEAGE FUND
===============================================================================
The American Beacon Money Market Mileage Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust. The proxy voting record of the American Beacon Master Trust for the year ended
June 30, 2005 was filed on August 31, 2005 under CIK 0001001641 and 1940 Act File Number 811-09098.


===============================================================================
             AMERICAN BEACON MUNICIPAL MONEY MARKET MILEAGE FUND
===============================================================================
The American Beacon Municipal Money Market Mileage Fund invests all of its investable assets in the Municipal Money Market Portfolio of the American Beacon Master Trust. The proxy voting record of the American Beacon Master Trust for the year ended June 30, 2005 was filed on August 31, 2005 under CIK 0001001641 and 1940 Act File Number 811-09098.


===============================================================================
           AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
===============================================================================
The American Beacon U.S. Government Money Market Mileage Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust. The proxy voting record of the American Beacon Master Trust for the year ended June 30, 2005 was filed on August 31, 2005 under CIK 0001001641 and 1940 Act File Number 811-09098.

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Mileage Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: August 31, 2005